Long-term debt (Detail) - CAD CAD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total	CAD 1,486,795	CAD 1,271,719
Less: current portion	(8,945)	(9,130)
Long-term debt, excluding current portion	1,477,850	1,262,589
Generation | Revolving Credit Facility
Debt Instrument [Line Items]
Total	27,300	23,400
Generation | Senior Unsecured Notes | Algonquin Power Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Total	481,991	481,438
Generation | Senior Debt | Shady Oaks Wind Facility Senior Debt
Debt Instrument [Line Items]
Total	0	88,168
Generation | Senior Debt | Long Sault Hydro Facility Senior Debt
Debt Instrument [Line Items]
Total	34,760	35,997
Generation | Senior Debt | Chuteford Hydro Facility Senior Debt
Debt Instrument [Line Items]
Total	2,587	3,022
Distribution
Debt Instrument [Line Items]
Total	946,782
Distribution | Revolving Credit Facility
Debt Instrument [Line Items]
Total	0	23,898
Distribution | Senior Unsecured Notes | Liberty Utilities Co. Senior Unsecured Notes
Debt Instrument [Line Items]
Total	721,581	419,876
Distribution | Senior Unsecured Notes | Calpeco Electric System Senior Unsecured Notes
Debt Instrument [Line Items]
Total	96,015	80,368
Distribution | Senior Unsecured Notes | Liberty Water Co, Senior Unsecured Notes
Debt Instrument [Line Items]
Total	68,488	57,301
Distribution | Senior Unsecured Notes | Granite State, Senior Unsecured Long-term Notes
Debt Instrument [Line Items]
Total	20,730	17,373
Distribution | Bonds | New England Gas System, First Mortgage Bonds
Debt Instrument [Line Items]
Total	32,130	27,288
Distribution | Bonds | LPSCo Water Bonds
Debt Instrument [Line Items]
Total	0	12,441
Distribution | Loans | Bella Vista Water Loans
Debt Instrument [Line Items]
Total	CAD 1,213	CAD 1,149